Share-based payment arrangements - Summary of share-based payments expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 11,872	$ 10,195
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,811	2,717
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,528	1,789
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	(630)	480
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,770	2,446
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,393	$ 2,763